Equity Plans - Share Based Compensation (Details) - USD ($) $ / shares in Units, shares in Millions	12 Months Ended
	Sep. 01, 2016	Sep. 03, 2015	Aug. 28, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for future awards (in shares)	90
Employee stock option
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of shares outstanding (in shares)	44
Number of shares granted (in shares)	8	8	12
Number of shares exercised (in shares)	(7)
Number of shares canceled or expired (in shares)	(3)
Number of shares outstanding (in shares)	42	44
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Weighted average exercise price per share for options outstanding (in dollars per share)	$ 15.33
Weighted average exercise price per share for options granted (in dollars per share)	15.56
Weighted average exercise price per share for options exercised (in dollars per share)	6.96
Weighted average exercise price per share for options canceled or expired (in dollars per share)	20.59
Weighted average exercise price per share for options outstanding (in dollars per share)	$ 16.37	$ 15.33
Share-based Compensation Arrangement by Share-based Payment Award Options, Outstanding, Additiona Disclosures [Abstract]
Weighted average remaining contractual term for options outstanding (in years)	3 years 9 months
Aggregated intrinsic value for options outstanding	$ 193,000,000
Options exercisable (in shares)	22
Weighted average exercise price per share for options exercisable (in dollars per share)	$ 12.67
Weighted average remaining contractual term for options exercisable (in years)	2 years 5 months
Aggregated intrinsic value for options exercisable	$ 153,000,000
Options expected to vest (in shares)	19
Weighted average exercise price per share for options expected to vest (in dollars per share)	$ 20.53
Weighted average remaining contractual term for options expected to vest (in years)	5 years 5 months
Aggregated intrinsic value for options expected to vest	$ 39,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Total intrinsic value for option exercised	$ 52,000,000	$ 229,000,000	$ 421,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Fair Value Assumptions, Method Used	Black-Scholes
Stock options granted (in shares)	8	8	12
Weighted-average grant-date fair values per share of options granted during period (in dollars per share)	$ 6.94	$ 14.79	$ 9.64
Average expected life (in years)	5 years 6 months	5 years 7 months	4 years 11 months
Weighted-average expected volatility (in hundredths)	47.00%	45.00%	48.00%
Weighted-average risk-free interest rate (in hundredths)	1.70%	1.70%	1.60%
Expected dividends assumed in estimated option values	$ 0	$ 0	$ 0
Employee stock option | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option annual incremental vesting (percentage)	25.00%
Employee stock option | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option annual incremental vesting (percentage)	33.00%
Employee stock option | Awards Granted After February 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
General number of years from grant date until stock options expire (in years)	8 years
Employee stock option | Awards Granted Prior to February 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
General number of years from grant date until stock options expire (in years)	6 years
Restricted stock award
Restricted Stock Awards activity
Number of Shares - Outstanding (in shares)	14
Number of Shares - Granted (in shares)	10	7	7
Number of Shares - Restrictions lapsed (in shares)	(5)
Number of Shares - Canceled (in shares)	(1)
Number of Shares - Outstanding (in shares)	18	14
Restricted awards expected to vest (in shares)	15
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted Average Grant Date Fair Value Per Share - Outstanding (in dollars per share)	$ 23.88
Weighted Average Grant Date Fair Value Per Share - Granted (in dollars per share)	15.40	$ 32.60	$ 21.88
Weighted Average Grant Date Fair Value Per Share - Restrictions lapsed (in dollars per share)	19.89
Weighted Average Grant Date Fair Value Per Share - Cancelled (in dollars per share)	22.18
Weighted Average Grant Date Fair Value Per Share - Outstanding (in dollars per share)	20.24	$ 23.88
Weighted Average Grant Date Fair Value for restricted awards expected to vest (in dollars per share)	$ 20.57
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Restricted stock awards granted (in shares)	10	7	7
Weighted-average grant-date fair values per share (in dollars per share)	$ 15.40	$ 32.60	$ 21.88
Aggregate vesting-date fair value of shares vested	$ 71,000,000	$ 155,000,000	$ 115,000,000
Restricted stock award | Performance-based awards (Tranche One)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Restricted award vesting period	3 years
Restricted stock award | Performance-based awards (Tranche One) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Restricted award vesting rights, percentage	0.00%
Restricted stock award | Performance-based awards (Tranche One) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Restricted award vesting rights, percentage	200.00%
Restricted stock award | Market-based awards (Tranche Two)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Restricted award vesting period	3 years
Restricted stock award | Market-based awards (Tranche Two) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Restricted award vesting rights, percentage	0.00%
Restricted stock award | Market-based awards (Tranche Two) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Restricted award vesting rights, percentage	200.00%
Restricted stock award | Service-based awards (Tranche Three)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option annual incremental vesting (percentage)	25.00%
Restricted stock award, performance and market based awards
Restricted Stock Awards activity
Number of Shares - Outstanding (in shares)	2